Summary of principal accounting policies - Long-term investments (Details) - CNY (¥)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Investments Debt And Equity Securities [Abstract]
Impairment of long-term investments	¥ 0	¥ 0